45. Related party transactions (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Person Management Compensation [Abstract]
Fixed Compensation		R$ 90,889	R$ 89,518	R$ 90,580
Variable Compensation - in cash		83,352	70,816	48,526
Variable Compensation - in shares		81,306	80,832	34,155
Others	[1]	47,832	46,937	54,494
Total Short-Term Benefits		303,379	288,103	227,755
Variable Compensation - in cash		98,407	92,704	31,797
Variable Compensation - in shares		97,729	102,046	30,060
Total Long-Term Benefits		196,136	194,750	61,857
Total	[2]	R$ 499,515	R$ 482,853	R$ 289,612

[1]	In the first half of 2018, Banco Santander management decided to provision and settle a certain benefit in advance, which was practiced by the Bank's liberality.
[2]	Refers to the amount recognized as an expense for the year ended December 31, 2019 and deferred expense from previous years approved on each respective year, by Banco Santander and its subsidiaries to their Directors for the positions they hold at Banco Santander and other companies of the Santander Conglomerate. The amounts related to the Variable and Share-Based Compensation will be paid in the subsequent periods.